Condensed Consolidating Financial Information	9 Months Ended	12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014
Condensed Consolidating Financial Information of Michaels Stores, Inc.
CONDENSED CONSOLIDATED FINANCIAL INFORMATION

10.  CONDENSED CONSOLIDATED FINANCIAL INFORMATION

Our debt covenants restrict MSI, and certain subsidiaries of MSI, from various activities including the incurrence of additional debt, payment of dividends and the repurchase of MSI’s capital stock (subject to certain exceptions), among other things.  The following condensed consolidated financial information represents the financial information of MSI and its wholly-owned subsidiaries.  The information is presented in accordance with the requirements of Rule 12-04 under the SEC’s Regulation S-X. In addition, disclosure requirements of Rule 12-04 of Regulation S-X regarding material contingencies and long-term obligations are included in Note 3. Debt, Note 6. Income taxes, and Note 7. Contingencies, where applicable.

Michaels Stores, Inc.

Condensed Consolidated Balance Sheets

	November 1,	February 1,	November 2,
	2014	2014	2013
	(In millions)
ASSETS
Current assets:
Cash and equivalents	$189	$234	$68
Merchandise inventories	1,116	901	1,119
Prepaid expenses and other	99	97	100
Deferred income taxes	37	39	38
Income tax receivables	11	2	20
Total current assets	1,452	1,273	1,345
Property and equipment, net	377	358	353
Goodwill	94	94	94
Debt issuance costs, net	40	37	38
Deferred income taxes	23	28	29
Long-term receivable from Parent	8	8	5
Other assets	3	3	2
Total assets	$1,997	$1,801	$1,866

LIABILITIES AND STOCKHOLDERS’ DEFICIT
Current liabilities:
Accounts payable	$504	$368	$467
Accrued liabilities and other	359	377	342
Share-based compensation liability	—	—	21
Current portion of long-term debt	25	16	203
Dividend payable to Holdings	—	30	—
Deferred income taxes	—	1	4
Income taxes payable	1	42	6
Total current liabilities	889	834	1,043
Long-term debt	2,950	2,878	2,878
Share-based compensation liability	—	—	28
Other liabilities	89	90	88
Total stockholders’ deficit	(1,931)	(2,001)	(2,171)
Total liabilities and stockholders’ deficit	$1,997	$1,801	$1,866

Michaels Stores, Inc.

Condensed Consolidated Statements of Comprehensive Income

	13 Weeks Ended		39 Weeks Ended
	November 1,	November 2,	November 1,	November 2,
	2014	2013	2014	2013
	(In millions)

Net sales	$1,130	$1,118	$3,130	$3,015
Cost of sales and occupancy expense	678	665	1,892	1,816
Gross profit	452	453	1,238	1,199

Selling, general, and administrative	303	309	854	835
Share-based compensation	4	4	10	15
Related party expenses	—	3	35	10
Store pre-opening costs	2	2	4	5
Operating income	143	135	335	334
Interest expense	35	45	121	137
Losses on early extinguishment of debt and refinancing costs	—	—	56	7
Other expense, net	1	—	1	1
Income before income taxes	107	90	157	189
Provision for income taxes	39	32	63	68
Net income	68	58	94	121

Other comprehensive income, net of tax:
Foreign currency translation adjustment and other	(3)	—	(2)	(2)
Comprehensive income	$65	$58	$92	$119

Michaels Stores, Inc.

Condensed Consolidated Statement of Cash Flows

	39 Weeks Ended
	November 1,	November 2,
	2014	2013
	(In millions)
Cash flows provided by operating activities:
Net cash provided by operating activities	$101	$74

Cash flows used in investing activities:
Cash paid for property and equipment	(103)	(82)

Cash flows from financing activities:
Net repayments of debt	(1,095)	(353)
Net borrowings of debt	1,113	389
Payment of dividend to Holdings	(60)	—
Other financing activities	(1)	(16)
Net cash (used in) provided by financing activities	(43)	20

Net change in cash and equivalents	(45)	12
Cash and equivalents at beginning of period	234	56
Cash and equivalents at end of period	$189	$68

Note 16.  Condensed consolidated financial information of Michaels Stores, Inc.

All obligations of MSI under the Senior Notes, 2020 Senior Subordinated Notes, Restated Term Loan Credit Facility, and Restated Revolving Credit Facility are guaranteed by each of MSI's subsidiaries other than Aaron Brothers Card Services, LLC, Artistree of Canada, ULC, Michaels Stores of Puerto Rico, LLC and certain foreign and domestic subsidiary holding companies. In addition, all obligations of MSI under the Restated Term Loan Credit Facility and Restated Revolving Credit Facility are guaranteed by Holdings. As of February 1, 2014, the financial statements of Aaron Brothers Card Services, LLC, Artistree of Canada, ULC, Michaels Stores of Puerto Rico, LLC and certain foreign and domestic subsidiary holding companies were immaterial. Each subsidiary guarantor is 100% owned, directly or indirectly, by MSI and all guarantees are joint and several and full and unconditional.

The Indenture for the Senior Notes contains covenants limiting, among other things, Michaels Stores, Inc.'s ability and the ability of Michaels Stores, Inc.'s restricted subsidiaries to:

•	incur additional debt
•

pay dividends or distributions on Michaels Stores, Inc.'s capital stock or repurchase Michaels Stores, Inc.'s capital stock, subject to certain exceptions, including dividends, distributions and repurchases up to an amount in excess of (i) $75 million plus (ii) a basket that builds based on 50% of MSI's Consolidated Net Income (as defined in the Senior Indenture) and certain other amounts, in each case, to the extent such payment capacity is not applied as otherwise permitted under the Senior Indenture and subject to certain conditions.

The following condensed consolidated financial information represents the financial information of MSI and its wholly-owned subsidiaries. The information is presented in accordance with the requirements of Rule 12-04 under the SEC's Regulation S-X. In addition, disclosure requirements of Rule 12-04 of Regulation S-X regarding material contingencies and long-term obligations are included in Note 5. Debt, Note 7. Income taxes, Note 8. Share-based compensation and Note 12. Commitments and contingencies.

Michaels Stores, Inc.
Supplemental condensed consolidated statement of
comprehensive income

	Fiscal year
(In millions)	2013	2012	2011

Net sales	$4,570	$4,408	$4,210
Cost of sales and occupancy expense	2,748	2,643	2,532

Gross profit	1,822	1,765	1,678
Selling, general, and administrative expense	1,169	1,132	1,090
Share-based compensation	23	15	33
Impairment of intangible assets	—	8	—
Related party expenses	14	13	13
Store pre-opening costs	5	5	4

Operating income	611	592	538
Interest expense	183	245	254
Refinancing costs and losses on early extinguishments of debt	14	33	18
Other (income) and expense, net	2	(1)	9

Income before income taxes	412	315	257
Provision for income taxes	148	115	100

Net income	$264	$200	$157

Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	(6)	—	(1)

Comprehensive income	$258	$200	$156

Michaels Stores, Inc.
Supplemental condensed consolidated balance sheet

	Fiscal year
(In millions)	2013	2012

ASSETS
Current assets:
Cash and equivalents	$234	$56
Merchandise inventories	901	862
Prepaid expense and other	95	86
Receivable from parent	2	—
Deferred income taxes	39	37
Income tax receivables	2	3

Total current assets	1,273	1,044

Property and equipment, net	358	338
Goodwill, net	94	94
Debt Issuance costs (net of amortization)	37	46
Deferred income taxes	28	30
Long-term receivable from Parent	8	—
Other assets	3	3

Total assets	$1,801	$1,555

LIABILITIES AND STOCKHOLDERS' DEFICIT
Current liabilities:
Accounts payable	$368	$263
Accrued liabilities and other	377	367
Share-based compensation liability	—	35
Current portion of long-term debt	16	150
Dividend payable to Holdings	30	—
Deferred income taxes	1	4
Income taxes payable	42	37

Total current liabilities	834	856

Long-term debt	2,878	2,891
Share-based compensation	—	27
Other long-term liabilities	90	85
Total stockholders' deficit	(2,001)	(2,304)

Total liabilities and stockholders' deficit	$1,801	$1,555

Michaels Stores, Inc.
Supplemental condensed consolidated statements of cash flows

	Fiscal year
(In millions)	2013	2012	2011

Operating activities:
Net cash provided by operating activities	$468	$299	$409

Investing activities:
Cash paid for property and equipment	(112)	(124)	(109)

Net cash used in investing activities	(112)	(124)	(109)

Financing activities:
Net repayments of long-term debt	(156)	(457)	(227)
Other financing activities	(22)	(33)	(21)

Net cash used in financing activities	(178)	(490)	(248)
Increase (decrease) in cash and equivalents	178	(315)	52
Beginning cash and equivalents	56	371	319

Ending cash and equivalents	$234	$56	$371